September 28, 2006

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

State Farm Mutual Fund Trust

1933 Act Registration No. 333-42004

1940 Act Registration No. 811-10027

Ladies and Gentlemen:

On behalf of State Farm Mutual Fund Trust (the “Mutual Fund Trust”), we are transmitting for electronic filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”) post-effective amendment no. 20 to the Trust’s registration statement under the Securities Act, which is also amendment no. 21 to its registration statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the Securities Act, with an effective date of November 27, 2006. The purpose of the Amendment is to reflect the appointment of two new sub-advisers to Mutual Fund Trust’s Small/Mid Cap Equity Fund. The new sub-advisers are Bridgeway Capital Management, Inc. and Rainier Investment Management, Inc. We anticipate that Bridgeway and Rainier will begin providing investment sub-advisory services to the Small/Mid Cap Equity Fund on December 1, 2006.

State Farm Investment Management Corp. (the “Manager”) serves as investment adviser to Mutual Fund Trust. The Manager also serves as investment adviser to State Farm Variable Product Trust (“Variable Product Trust”), a registered investment company offering its shares in nine separate series to four separate accounts. One of the series of Variable Product Trust is a Small/Mid Cap Equity Fund, a fund that has an identical investment objective and identical investment strategies to those of Mutual Fund Trust’s Small/Mid Cap Equity Fund. Variable Product Trust is amending its SEC registration statement with similar changes in a filing made under 485(a) today. We respectfully request that the SEC assign the same examiner to review the Mutual Fund Trust’s and Variable Product Trust’s 485(a) filing since each filing presents similar disclosure issues. In the recent past, Ms. Alison White has reviewed Variable Product Trust’s registration statement and Mr. Larry Greene has reviewed Mutual Fund Trust’s registration statements.

If you should have any questions concerning this filing or if you would like to comment on the filing, I have provided my contact information below.

Sincerely,

/s/    David Moore

Assistant Secretary

State Farm Mutual Fund Trust

One State Farm Plaza, A-3

Bloomington, Illinois 61710-0001

(309) 766-1908 (phone)

(309) 766-8423 (fax)

david.moore.ct95@statefarm.com (email)